Condensed Consolidated Balance Sheets - CHF (SFr)	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	SFr 767,328	SFr 1,638,612
Other financial assets	3,984	5,130
Trade and other receivables	29,746	20,087
Prepayments	237,449	16,295
Total current assets	1,038,507	1,680,124
Non-current assets
Right-of-use assets	75,721	33,530
Equipment	495	707
Non-current financial assets	54,543	7,086
Investment accounted for using the equity method	1,517,007	3,847,796
Financial assets at fair value through Other Comprehensive Income	285,962	285,962
Derivative financial instruments	509,067	509,067
Total non-current assets	2,442,795	4,684,148
Total assets	3,481,302	6,364,272
Current liabilities
Current lease liabilities	54,472	7,680
Payables and accruals	1,262,941	1,191,284
Other current liabilities	47,461
Total current liabilities	1,364,874	1,198,964
Non-current liabilities
Non-current lease liabilities	23,023	27,008
Retirement benefits obligations	184,847	371,608
Total non-current liabilities	207,870	398,616
Equity
Share capital	2,186,545	2,186,545
Share premium	267,620,796	267,308,174
Other equity	64,620,223	64,620,223
Treasury shares reserve	(921,768)	(1,014,980)
Other reserves	31,949,881	31,757,431
Accumulated deficit	(363,547,119)	(360,090,701)
Total equity	1,908,558	4,766,692
Total liabilities and equity	SFr 3,481,302	SFr 6,364,272